Common Units, Preferred Units, Preferred Stock and Common Stock (Tables)	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Summary of Common Stock Activity

The following table summarizes common stock activity:

Common Stock (number of shares)
Balance at December 31, 2012	—
Conversion of common units of The Ex One Company, LLC to common stock of The ExOne Company	5,800,000
Conversion of preferred stock to common stock immediately prior to closing of the initial public offering of The ExOne Company	1,998,275
Initial public offering of The ExOne Company	5,483,333

Balance at June 30, 2013	13,281,608